UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            March 31, 2008
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       121
Entry Total:
Form 13F Information Table     	 $468,955,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Vanguard Short Term Bond          SHORT TRM   921937827    34,020    430,464   SH       Sole                 430,464
                                   BOND

 iShares MSCI EAFE                 MSCI EAFE   464287465    38,798    539,611   SH       Sole                 539,611
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614   123,871  2,275,369   SH       Sole               2,275,369
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622     1,566     21,754   SH       Sole                  21,754
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    64,226    874,413   SH       Sole                 874,413
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       519      7,163   SH       Sole                   7,163
                                   GROW
 iShares S&P 500                   S&P 500     464287200    93,000    703,320   SH       Sole                 703,320
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     3,293     52,517   SH       Sole                  52,517
 iShares S&P 500/Value Index       S&P 500     464287408     1,083     15,636   SH       Sole                  15,636
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    31,409    254,040   SH       Sole                 254,040
                                   600
 iShares S&P/Barra 600 Value       S&P SMLCP   464287879       518      7,914   SH       Sole                   7,914
                                   VALUE
 3M Co.                            COM         88579y101       301      3,798   SH       Sole                   3,798
 A F L A C Inc.                    COM           1055102       279      4,296   SH       Sole                   4,296
 AT&T Inc. New                     COM         78387G103     1,863     48,636   SH       Sole                  48,636
 Abbott Laboratories               COM         002824100     2,736     49,606   SH       Sole                  49,606
 Allergan Inc.                     COM         184901023       468      8,293   SH       Sole                   8,293
 Allstate Corp                     COM         020002101       571     11,875   SH       Sole                  11,875
 Altria Group                      COM         718154107       241     10,862   SH       Sole                  10,862
 American Express Company          COM         025816109       324      7,413   SH       Sole                   7,413
 American Intl Group Inc           COM         026874107       327      7,557   SH       Sole                   7,557
 Anheuser Busch Co.                COM         352291033       291      6,127   SH       Sole                   6,127
 Apache Corp                       COM         037411105       237      1,964   SH       Sole                   1,964
 Apple Computer, Inc.              COM         378331003       722      5,029   SH       Sole                   5,029
 Bank of New York Mellon Co.       COM         064058100       445     10,675   SH       Sole                  10,675
 BankAmerica Corp.                 COM         605051044       725     19,112   SH       Sole                  19,112
 Baxter International Inc.         COM         718131097       264      4,567   SH       Sole                   4,567
 Boeing Co.                        COM         970231056       337      4,537   SH       Sole                   4,537
 British Petroleum Amoco           COM         556221042     1,253     20,667   SH       Sole                  20,667
 Burlington Northern Santa Fe      COM         12189T104       226      2,451   SH       Sole                   2,451
 Corp.
 C H Robinson                      COM         12541W100     1,254     23,051   SH       Sole                  23,051
 C V S Corp Del                    COM         126650100       308      7,592   SH       Sole                   7,592
 Capital One Financial             COM         14040H105       278      5,645   SH       Sole                   5,645
 Carnival Corp.                    COM         143658102       364      8,998   SH       Sole                   8,998
 Caterpillar Inc.                  COM         149123101       943     12,042   SH       Sole                  12,042
 Charles Schwab                    COM         808513105       259     13,755   SH       Sole                  13,755
 ChevronTexaco Corp.               COM         166764100     1,235     14,470   SH       Sole                  14,470
 Cisco Systems Inc.                COM         17275R102       746     30,953   SH       Sole                  30,953
 Citigroup Inc.                    COM         172967101       411     19,179   SH       Sole                  19,179
 Coca Cola                         COM         191216100       751     12,339   SH       Sole                  12,339
 Colgate-Palmolive Co              COM         194162103       272      3,492   SH       Sole                   3,492
 ComCast                           COM         20030N101       294     15,197   SH       Sole                  15,197
 Conocophillips                    COM         718507106       707      9,283   SH       Sole                   9,283
 Corning Inc.                      COM         219350105       215      8,964   SH       Sole                   8,964
 Deere & Co                        COM         244199105       302      3,754   SH       Sole                   3,754
 Dell Inc.                         COM         24702r101       458     23,006   SH       Sole                  23,006
 Devon Energy                      COM         25179M103       224      2,149   SH       Sole                   2,149
 Diamond Management & Technology   COM         25278P106       175     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108       289     17,627   SH       Sole                  17,627
 Disney                            COM         254687106       411     13,083   SH       Sole                  13,083
 EI DuPont de Nemours & Co.        COM         263534109       227      4,861   SH       Sole                   4,861
 EMC Corp. Mass.                   COM         268648102       154     10,761   SH       Sole                  10,761
 Emerson Electric                  COM         291011104       386      7,503   SH       Sole                   7,503
 Exelon Corporation                COM         30161N101     1,573     19,350   SH       Sole                  19,350
 Exxon Mobil Corporation           COM         30231G102     4,036     47,713   SH       Sole                  47,713
 FPL Group                         COM         302571104       215      3,421   SH       Sole                   3,421
 Ford Motor Company                COM         345370860       114     19,974   SH       Sole                  19,974
 General Electric                  COM         369604103     2,215     59,840   SH       Sole                  59,840
 Gilead Sciences Inc.              COM         375558103       259      5,019   SH       Sole                   5,019
 Glaxosmithkline                   COM         37733W105       688     16,227   SH       Sole                  16,227
 Goldman Sachs Group               COM         38141G104       462      2,791   SH       Sole                   2,791
 Google Inc                        COM         38259p508       380        862   SH       Sole                     862
 Hewitt Associates Inc             COM         42822Q100     1,370     34,459   SH       Sole                  34,459
 Hewlett Packard Co                COM         428236103     1,355     29,675   SH       Sole                  29,675
 Home Depot                        COM         437076102       275      9,815   SH       Sole                   9,815
 Honeywell International           COM         438516106       269      4,766   SH       Sole                   4,766
 IBM                               COM         459200101     1,191     10,345   SH       Sole                  10,345
 ISCO International Inc.           COM         46426p103        10     62,500   SH       Sole                  62,500
 Intel Corp.                       COM         458140100     1,116     52,703   SH       Sole                  52,703
 J P Morgan Chase & Co.            COM         46625H100       975     22,690   SH       Sole                  22,690
 Janus Capital Group Inc.          COM         860831106       344     14,764   SH       Sole                  14,764
 Johnson & Johnson                 COM         478160104     1,328     20,475   SH       Sole                  20,475
 Kraft Foods Inc                   COM         50075n104       241      7,757   SH       Sole                   7,757
 McDonald's Corporation            COM         580135101    11,258    201,861   SH       Sole                 201,861
 Medco Health Solutions            COM         58405u102       203      4,644   SH       Sole                   4,644
 Medtronic Inc.                    COM         585055106       314      6,483   SH       Sole                   6,483
 Merck & Co, Inc.                  COM         589331107       368      9,694   SH       Sole                   9,694
 Merrill Lynch                     COM         590188108       257      6,300   SH       Sole                   6,300
 Metlife Inc.                      COM         59156R108       311      5,166   SH       Sole                   5,166
 Microsoft Corp.                   COM         594918104     1,299     45,776   SH       Sole                  45,776
 Monsanto Co.                      COM         61166W101       532      4,773   SH       Sole                   4,773
 Morgan Stanley / Dean Witter      COM         617446448     1,016     22,229   SH       Sole                  22,229
 Motorola Inc.                     COM         620076109       268     28,836   SH       Sole                  28,836
 National Semi-Conductor Corp.     COM         637640103       189     10,316   SH       Sole                  10,316
 Nike Inc Cl B                     COM         654106103       201      2,949   SH       Sole                   2,949
 Northern Trust                    COM         665859104       576      8,666   SH       Sole                   8,666
 Novamed Eyecare Inc.              COM         66986W108       173     45,520   SH       Sole                  45,520
 Occidental Petroleum Corp         COM         674599105       338      4,618   SH       Sole                   4,618
 Oracle Corp.                      COM         68389X105       435     22,217   SH       Sole                  22,217
 Pepsico Inc                       COM         713448108       756     10,474   SH       Sole                  10,474
 Pfizer Incorporated               COM         717081103       521     24,891   SH       Sole                  24,891
 Praxair Inc                       COM         74005P104       319      3,786   SH       Sole                   3,786
 Procter & Gamble                  COM         742718109     1,339     19,106   SH       Sole                  19,106
 Prudential Securities             COM         744320102       299      3,827   SH       Sole                   3,827
 Qualcomm, Inc.                    COM         747525103       310      7,557   SH       Sole                   7,557
 Schlumberger                      COM         806857108       577      6,630   SH       Sole                   6,630
 Serefex Corp.                     COM         81748P101         1     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       227      2,446   SH       Sole                   2,446
 Sirius Sattelite Radio Inc.       COM         82966U103        39     13,555   SH       Sole                  13,555
 Sprint Nextel Corp.               COM         852061100        68     10,116   SH       Sole                  10,116
 Sun Microsystems Inc.             COM         866810104       217     13,946   SH       Sole                  13,946
 Target                            COM         87612E106       250      4,931   SH       Sole                   4,931
 Texas Instruments Inc.            COM         882508104       222      7,866   SH       Sole                   7,866
 Tiffany & Co                      COM         886547108       264      6,308   SH       Sole                   6,308
 Time Warner Inc.                  COM         887317105       479     34,142   SH       Sole                  34,142
 US Bancorp                        COM         902973304       472     14,593   SH       Sole                  14,593
 Union Pacific                     COM         907818108       311      2,481   SH       Sole                   2,481
 United Health Care Corp.          COM         91324P102       214      6,226   SH       Sole                   6,226
 United Parcel Service Class B     COM         911312106       307      4,206   SH       Sole                   4,206
 United Technologies Corp.         COM         913017109       355      5,160   SH       Sole                   5,160
 Verizon Communications            COM         92343V104       641     17,587   SH       Sole                  17,587
 Virgin Media, Inc.                COM         92769L101       186     13,200   SH       Sole                  13,200
 Wal-Mart                          COM         931142103       817     15,499   SH       Sole                  15,499
 Walgreen Company                  COM         931422109       408     10,720   SH       Sole                  10,720
 Wells Fargo & Co New              COM         949746101     1,631     56,038   SH       Sole                  56,038
 Wrigley William Jr. Company       COM         982526105       226      3,593   SH       Sole                   3,593
 Wyeth                             COM         983024100       282      6,754   SH       Sole                   6,754
 YUM! Brands Inc                   COM         988498101       413     11,096   SH       Sole                  11,096